Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses	$ 32.3	$ 48.4	$ 30.2